Statement of Changes in Stockholders' Equity (Parenthetical) - Greenland Exploration Limited [Member]	1 Months Ended
Jun. 30, 2025 $ / shares shares
Issuance of common shares | shares	1,500,000
Warrants exercise price | $ / shares	$ 15